UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Change in Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.41%
Actual		$ 1,000.00	$ 1,020.30	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.40	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.16%
Actual		$ 1,000.00	$ 1,017.90	$ 10.99
HypotheticalA		$ 1,000.00	$ 1,014.32	$ 10.97
Class C	2.16%
Actual		$ 1,000.00	$ 1,016.80	$ 10.98
HypotheticalA		$ 1,000.00	$ 1,014.32	$ 10.97
International Real Estate	1.15%
Actual		$ 1,000.00	$ 1,021.80	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,021.70	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.1	8.3
Westfield Group unit	5.4	6.2
Sumitomo Realty & Development Co. Ltd.	5.4	4.8
Sun Hung Kai Properties Ltd.	5.2	6.8
Hongkong Land Holdings Ltd.	3.6	2.9
Advance Residence Investment Corp.	3.5	3.0
Fukuoka (REIT) Investment Fund	3.1	2.7
Global Logistic Properties Ltd.	2.8	1.8
Parkway Life REIT	2.6	2.6
Helical Bar PLC	2.6	2.8
	42.3
Top Five Countries as of January 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.2	26.5
United Kingdom	13.7	13.1
Australia	12.5	12.9
Singapore	8.5	9.7
Hong Kong	8.4	10.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	14.9	17.7
REITs - Industrial Buildings	4.4	4.1
REITs - Office Buildings	3.6	3.3
REITs - Health Care Facilities	2.6	2.6
REITs - Shopping Centers	2.3	2.0
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 95.4%		Stocks 95.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	95.4%	** Foreign investments	95.8%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 12.5%
Abacus Property Group unit	2,757,194	$ 5,391,772
Ardent Leisure Group unit	800,000	1,375,311
Charter Hall Group unit	859,414	2,787,647
GDI Property Group unit (a)	1,209,100	940,902
Goodman Group unit	1,361,366	5,562,610
Hotel Property Investments unit (a)	626,295	1,093,880
Mirvac Group unit	3,858,185	5,638,138
National Storage (REIT) unit (a)	2,094,255	2,009,981
Ramsay Health Care Ltd.	18,164	697,444
Westfield Group unit	2,205,525	19,721,012
TOTAL AUSTRALIA		45,218,697
Bailiwick of Jersey - 1.5%
Atrium European Real Estate Ltd.	965,724	5,426,098
Belgium - 1.4%
Warehouses de Pauw	70,735	5,046,676
Bermuda - 6.3%
Great Eagle Holdings Ltd.	2,223,088	7,287,358
Hongkong Land Holdings Ltd.	2,140,000	12,881,623
Tai Cheung Holdings Ltd.	3,639,000	2,591,987
TOTAL BERMUDA		22,760,968
Brazil - 0.4%
BHG SA (Brazil Hospitality Group) (a)	174,300	913,662
BR Malls Participacoes SA	109,000	686,543
TOTAL BRAZIL		1,600,205
Cayman Islands - 1.3%
KWG Property Holding Ltd.	2,443,500	1,271,509
Langham Hospitality Investment unit	5,936,405	2,821,471
Phoenix Healthcare Group Ltd. (a)	330,500	545,739
TOTAL CAYMAN ISLANDS		4,638,719
Finland - 0.8%
Sponda Oyj	558,200	2,702,711
France - 3.8%
Altarea (d)	7,609	1,341,790
Societe de la Tour Eiffel	17,025	1,140,504
Societe Fonciere Lyonnaise SA	110,226	5,707,870
Unibail-Rodamco	23,207	5,593,182
TOTAL FRANCE		13,783,346
Common Stocks - continued
	Shares	Value
Germany - 3.1%
DIC Asset AG	221,824	$ 1,996,388
LEG Immobilien AG	127,095	7,567,028
Patrizia Immobilien AG	165,664	1,726,899
TOTAL GERMANY		11,290,315
Greece - 0.2%
Eurobank Properties Real Estate Investment Co. (a)	75,400	767,774
Hong Kong - 8.4%
Hysan Development Co. Ltd.	887,703	3,510,199
Magnificent Estates Ltd.	48,625,000	2,254,695
Sino Land Ltd.	4,210,000	5,596,126
Sun Hung Kai Properties Ltd.	1,546,133	18,879,081
TOTAL HONG KONG		30,240,101
Italy - 1.1%
Beni Stabili SpA SIIQ	5,397,933	4,004,106
Japan - 26.2%
Advance Residence Investment Corp. (e)	6,007	12,682,940
AEON Mall Co. Ltd.	172,120	5,059,649
BLife Investment Corp.	918	3,824,336
Fukuoka (REIT) Investment Fund	1,348	11,313,017
Hulic (REIT), Inc.	707	747,343
Hulic Co. Ltd.	283,100	3,586,426
Ichigo Group Holdings Co. Ltd. (d)	317,600	922,706
Kenedix, Inc. (a)	249,900	997,874
Mitsubishi Estate Co. Ltd.	162,000	3,978,902
Mitsui Fudosan Co. Ltd.	929,500	29,353,001
Ship Healthcare Holdings, Inc.	45,500	1,738,243
Sumitomo Realty & Development Co. Ltd.	446,500	19,714,373
Tosei Corp.	164,700	1,127,338
TOTAL JAPAN		95,046,148
Luxembourg - 2.2%
GAGFAH SA (a)	470,500	6,764,445
Grand City Properties SA (a)	125,000	1,289,863
TOTAL LUXEMBOURG		8,054,308
Netherlands - 1.5%
Eurocommercial (Certificaten Van Aandelen) unit	50,000	2,056,768
VastNed Retail NV	69,255	3,315,850
TOTAL NETHERLANDS		5,372,618
Common Stocks - continued
	Shares	Value
Norway - 0.2%
Olav Thon Eiendomsselskap A/S	5,400	$ 881,727
Singapore - 8.5%
CDL Hospitality Trusts unit	3,387,000	4,262,820
Global Logistic Properties Ltd.	4,585,358	10,036,112
Parkway Life REIT	5,438,000	9,635,466
UOL Group Ltd.	724,000	3,315,812
Wing Tai Holdings Ltd.	2,138,181	2,896,177
Yanlord Land Group Ltd.	890,000	779,356
TOTAL SINGAPORE		30,925,743
Spain - 0.2%
New Hampshire Hoteles Sociedad Anonima (a)	87,500	550,522
Sweden - 2.1%
Castellum AB	288,300	4,603,013
Hufvudstaden AB Series A	228,800	3,068,059
TOTAL SWEDEN		7,671,072
United Kingdom - 13.7%
Big Yellow Group PLC	744,600	6,340,568
Derwent London PLC	192,500	7,879,624
Hammerson PLC	584,729	5,051,295
Helical Bar PLC	1,638,827	9,341,680
Quintain Estates & Development PLC (a)	886,600	1,450,194
Safestore Holdings PLC	2,889,700	9,120,725
Segro PLC	852,608	4,724,801
St. Modwen Properties PLC	262,625	1,658,272
Unite Group PLC	600,500	4,045,390
TOTAL UNITED KINGDOM		49,612,549
TOTAL COMMON STOCKS (Cost $343,340,000)		345,594,403
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	19,101,206	$ 19,101,206
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	665,599	665,599
TOTAL MONEY MARKET FUNDS (Cost $19,766,805)		19,766,805
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $363,106,805)		365,361,208
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,142,998)
NET ASSETS - 100%		$ 362,218,210
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,077
Fidelity Securities Lending Cash Central Fund	9,339
Total	$ 18,416
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,915,661	$ 6,540,350	$ 1,375,311	$ -
Financials	334,697,316	154,436,103	180,261,213	-
Health Care	2,981,426	545,739	2,435,687	-
Money Market Funds	19,766,805	19,766,805	-	-
Total Investments in Securities:	$ 365,361,208	$ 181,288,997	$ 184,072,211	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 196,420,385
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $630,007) - See accompanying schedule: Unaffiliated issuers (cost $343,340,000)	$ 345,594,403
Fidelity Central Funds (cost $19,766,805)	19,766,805
Total Investments (cost $363,106,805)		$ 365,361,208
Receivable for investments sold		8,097,199
Receivable for fund shares sold		336,846
Dividends receivable		973,643
Distributions receivable from Fidelity Central Funds		4,218
Prepaid expenses		2,679
Other receivables		5,948
Total assets		374,781,741

Liabilities
Payable for investments purchased Regular delivery	$ 10,390,647
Delayed delivery	187,919
Payable for fund shares redeemed	903,637
Accrued management fee	218,528
Distribution and service plan fees payable	10,486
Other affiliated payables	109,561
Other payables and accrued expenses	77,154
Collateral on securities loaned, at value	665,599
Total liabilities		12,563,531

Net Assets		$ 362,218,210
Net Assets consist of:
Paid in capital		$ 650,904,243
Undistributed net investment income		26,908
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290,954,400)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,241,459
Net Assets		$ 362,218,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,274,337 ÷ 1,149,112 shares)	$ 9.81

Maximum offering price per share (100/94.25 of $9.81)	$ 10.41
Class T: Net Asset Value and redemption price per share ($4,981,909 ÷ 511,098 shares)	$ 9.75

Maximum offering price per share (100/96.50 of $9.75)	$ 10.10
Class B: Net Asset Value and offering price per share ($447,001 ÷ 46,142 shares)A	$ 9.69

Class C: Net Asset Value and offering price per share ($6,443,869 ÷ 669,656 shares)A	$ 9.62

International Real Estate: Net Asset Value, offering price and redemption price per share ($331,288,389 ÷ 33,463,126 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,782,705 ÷ 789,016 shares)	$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,982,713
Interest		43
Income from Fidelity Central Funds		18,416
Income before foreign taxes withheld		5,001,172
Less foreign taxes withheld		(269,298)
Total income		4,731,874

Expenses
Management fee	$ 1,364,564
Transfer agent fees	581,784
Distribution and service plan fees	63,121
Accounting and security lending fees	100,787
Custodian fees and expenses	83,329
Independent trustees' compensation	5,383
Registration fees	46,250
Audit	48,658
Legal	7,505
Miscellaneous	11,364
Total expenses before reductions	2,312,745
Expense reductions	(4,974)	2,307,771
Net investment income (loss)		2,424,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,851,186
Foreign currency transactions	29,795
Total net realized gain (loss)		14,880,981
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,034,687)
Assets and liabilities in foreign currencies	(7,295)
Total change in net unrealized appreciation (depreciation)		(8,041,982)
Net gain (loss)		6,838,999
Net increase (decrease) in net assets resulting from operations		$ 9,263,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,424,103	$ 6,546,739
Net realized gain (loss)	14,880,981	38,615,487
Change in net unrealized appreciation (depreciation)	(8,041,982)	37,591,213
Net increase (decrease) in net assets resulting from operations	9,263,102	82,753,439
Distributions to shareholders from net investment income	(6,758,530)	(6,494,329)
Distributions to shareholders from net realized gain	(13,002,532)	(9,866,826)
Total distributions	(19,761,062)	(16,361,155)
Share transactions - net increase (decrease)	(30,103,461)	69,315,790
Redemption fees	64,436	249,182
Total increase (decrease) in net assets	(40,536,985)	135,957,256

Net Assets
Beginning of period	402,755,195	266,797,939
End of period (including undistributed net investment income of $26,908 and undistributed net investment income of $4,361,335, respectively)	$ 362,218,210	$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.34 H	.17	.18
Net realized and unrealized gain (loss)	.16	2.03	(.65)	1.04	.24	(2.57)
Total from investment operations	.21	2.17	(.49)	1.38	.41	(2.39)
Distributions from net investment income	(.16)	(.17)	(.17)	(.33)	(.07)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.51)	(.44)	(.35)	(.63) K	(.19)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.81	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Total Return B,C,D	2.03%	26.94%	(4.88)%	16.76%	4.97%	(22.48)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.41% A	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of fee waivers, if any	1.41% A	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of all reductions	1.41% A	1.39%	1.37%	1.36%	1.39%	1.42%
Net investment income (loss)	1.03% A	1.51%	2.09%	3.67% H	2.02%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274	$ 13,173	$ 7,117	$ 7,047	$ 7,250	$ 6,745
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.31 H	.15	.17
Net realized and unrealized gain (loss)	.15	2.01	(.66)	1.04	.23	(2.58)
Total from investment operations	.19	2.13	(.52)	1.35	.38	(2.41)
Distributions from net investment income	(.14)	(.15)	(.14)	(.31)	(.06)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.48) K	(.42)	(.32)	(.60)	(.18)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.75	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Total Return B,C,D	1.94%	26.62%	(5.23)%	16.54%	4.68%	(22.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.68%	1.72%	1.69%	1.70%	1.71%
Expenses net of fee waivers, if any	1.68% A	1.68%	1.70%	1.69%	1.70%	1.71%
Expenses net of all reductions	1.68% A	1.66%	1.63%	1.63%	1.65%	1.68%
Net investment income (loss)	.76% A	1.23%	1.83%	3.41% H	1.75%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,982	$ 5,081	$ 2,570	$ 2,496	$ 2,510	$ 2,080
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Income from Investment Operations
Net investment income (loss) E	.01	.07	.10	.26 H	.11	.13
Net realized and unrealized gain (loss)	.17	1.99	(.64)	1.03	.23	(2.57)
Total from investment operations	.18	2.06	(.54)	1.29	.34	(2.44)
Distributions from net investment income	(.08)	(.10)	(.09)	(.27)	(.04)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.43)	(.37)	(.27)	(.56)	(.16)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.69	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Total Return B,C,D	1.79%	25.87%	(5.61)%	15.90%	4.20%	(23.06)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of all reductions	2.16% A	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.28% A	.76%	1.34%	2.92% H	1.26%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 456	$ 457	$ 570	$ 629	$ 606
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.01	.07	.10	.26 H	.11	.13
Net realized and unrealized gain (loss)	.16	1.99	(.64)	1.04	.22	(2.57)
Total from investment operations	.17	2.06	(.54)	1.30	.33	(2.44)
Distributions from net investment income	(.09)	(.12)	(.10)	(.28)	(.04)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.44)	(.39)	(.28)	(.57)	(.16)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.62	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Total Return B,C,D	1.68%	25.96%	(5.68)%	16.07%	4.10%	(23.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of all reductions	2.16% A	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.28% A	.76%	1.34%	2.92% H	1.27%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,444	$ 6,872	$ 3,164	$ 3,208	$ 3,201	$ 2,496
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Income from Investment Operations
Net investment income (loss) D	.07	.17	.18	.36 G	.19	.20
Net realized and unrealized gain (loss)	.15	2.05	(.67)	1.06	.25	(2.59)
Total from investment operations	.22	2.22	(.49)	1.42	.44	(2.39)
Distributions from net investment income	(.18)	(.19)	(.19)	(.35)	(.08)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.53)	(.46)	(.37)	(.65) J	(.20)	-
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.90	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Total Return B,C	2.18%	27.31%	(4.76)%	17.15%	5.29%	(22.38)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.15% A	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.15% A	1.14%	1.12%	1.11%	1.14%	1.16%
Net investment income (loss)	1.28% A	1.76%	2.34%	3.92% G	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,288	$ 367,269	$ 251,543	$ 322,045	$ 318,032	$ 336,126
Portfolio turnover rate F	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.07	.18	.18	.36 G	.19	.20
Net realized and unrealized gain (loss)	.15	2.03	(.67)	1.06	.24	(2.58)
Total from investment operations	.22	2.21	(.49)	1.42	.43	(2.38)
Distributions from net investment income	(.19)	(.19)	(.20)	(.35)	(.08)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.54)	(.46)	(.37) J	(.65) K	(.20)	-
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.86	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Total Return B,C	2.17%	27.33%	(4.73)%	17.18%	5.18%	(22.33)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.12% A	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.12% A	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.12% A	1.09%	1.12%	1.11%	1.14%	1.17%
Net investment income (loss)	1.31% A	1.81%	2.34%	3.92% G	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,783	$ 9,905	$ 1,947	$ 1,785	$ 1,425	$ 1,600
Portfolio turnover rate F	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,994,542
Gross unrealized depreciation	(34,132,163)
Net unrealized appreciation (depreciation) on securities and other investments	$ (137,621)

Tax cost	$ 365,498,829

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	(289,916,707)
No expiration
Long-term	(4,708,668)
Total capital loss carryforward	$ (294,625,375)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $85,806,930 and $132,958,233, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,280	$ 199
Class T	.25%	.25%	12,406	-
Class B	.75%	.25%	2,328	1,746
Class C	.75%	.25%	33,107	9,130
			$ 63,121	$ 11,075

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,056
Class T	1,157
Class B*	50
Class C*	567
$ 5,830

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,442.30
Class T	8,004.32
Class B	701.30
Class C	9,977.30
International Real Estate	533,984.30
Institutional Class	10,676.27
	$ 581,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $174 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,339. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, FMR reimbursed a portion of the fund's operating expenses during the period in the amount of $4,970.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 187,179	$ 172,173
Class T	65,518	50,314
Class B	3,710	5,555
Class C	59,254	50,764
International Real Estate	6,296,740	6,155,855
Institutional Class	146,129	59,668
Total	$ 6,758,530	$ 6,494,329
From net realized gain
Class A	$ 414,911	$ 314,199
Class T	167,858	95,309
Class B	16,133	14,984
Class C	231,539	122,968
International Real Estate	11,907,162	9,219,722
Institutional Class	264,929	99,644
Total	$ 13,002,532	$ 9,866,826

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	287,990	1,371,466	$ 2,941,886	$ 13,003,119
Reinvestment of distributions	52,782	49,316	523,243	436,835
Shares redeemed	(495,243)	(967,943)	(5,038,304)	(9,409,705)
Net increase (decrease)	(154,471)	452,839	$ (1,573,175)	$ 4,030,249
Class T
Shares sold	58,081	304,445	$ 587,966	$ 2,888,842
Reinvestment of distributions	21,965	15,671	216,331	136,967
Shares redeemed	(75,242)	(122,863)	(762,764)	(1,150,164)
Net increase (decrease)	4,804	197,253	$ 41,533	$ 1,875,645

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class B
Shares sold	2,523	13,231	$ 25,177	$ 124,395
Reinvestment of distributions	1,850	2,066	18,114	17,871
Shares redeemed	(4,050)	(25,020)	(40,230)	(238,871)
Net increase (decrease)	323	(9,723)	$ 3,061	$ (96,605)
Class C
Shares sold	151,723	484,045	$ 1,508,510	$ 4,575,568
Reinvestment of distributions	27,197	17,498	264,712	151,342
Shares redeemed	(204,156)	(192,159)	(2,042,772)	(1,818,767)
Net increase (decrease)	(25,236)	309,384	$ (269,550)	$ 2,908,143
International Real Estate
Shares sold	4,511,336	20,213,881	$ 46,327,382	$ 192,972,755
Reinvestment of distributions	1,734,135	1,655,369	17,353,307	14,646,693
Shares redeemed	(8,768,036)	(15,686,974)	(90,106,174)	(154,320,297)
Net increase (decrease)	(2,522,565)	6,182,276	$ (26,425,485)	$ 53,299,151
Institutional Class
Shares sold	220,700	1,045,311	$ 2,269,302	$ 10,362,559
Reinvestment of distributions	34,703	14,563	345,746	130,213
Shares redeemed	(439,709)	(317,798)	(4,494,893)	(3,193,565)
Net increase (decrease)	(184,306)	742,076	$ (1,879,845)	$ 7,299,207

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 16% of the outstanding shares of the fund.

Semiannual Report

Change in Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of Fidelity International Real Estate Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended July 31, 2014. For the fiscal years ended July 31, 2013 and July 31, 2012, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisers

FIL Investment Advisers (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IRE-USAN-0314
1.801329.110

Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Change in Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Actual	.81%	$ 1,000.00	$ 986.50	$ 4.06
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	13.4	12.6
Public Storage	7.3	8.4
Ventas, Inc.	6.8	6.6
Prologis, Inc.	6.1	5.2
Host Hotels & Resorts, Inc.	5.2	5.3
Equity Residential (SBI)	4.7	4.6
HCP, Inc.	4.4	4.7
Boston Properties, Inc.	4.2	2.7
SL Green Realty Corp.	3.3	3.2
AvalonBay Communities, Inc.	3.0	3.9
	58.4
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	19.4	18.8
REITs - Malls	17.5	18.4
REITs - Apartments	15.5	17.1
REITs - Office Buildings	14.0	11.2
REITs - Health Care Facilities	11.2	11.3
Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Stocks 99.1%	Stocks 98.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 98.0%
REITs - Apartments - 15.5%
Apartment Investment & Management Co. Class A	2,113,674	$ 59,119
AvalonBay Communities, Inc.	850,000	104,975
Camden Property Trust (SBI)	1,003,100	62,012
Equity Residential (SBI)	2,894,800	160,314
Essex Property Trust, Inc.	65,000	10,294
Home Properties, Inc.	408,500	22,774
Post Properties, Inc.	856,300	40,186
UDR, Inc.	2,972,341	72,347
TOTAL REITS - APARTMENTS		532,021
REITs - Factory Outlets - 1.9%
Tanger Factory Outlet Centers, Inc.	1,922,300	64,166
REITs - Health Care Facilities - 11.2%
HCP, Inc.	3,806,600	149,028
Ventas, Inc.	3,741,454	233,429
TOTAL REITS - HEALTH CARE FACILITIES		382,457
REITs - Hotels - 6.2%
Host Hotels & Resorts, Inc.	9,806,905	180,349
Sunstone Hotel Investors, Inc.	2,612,500	33,518
TOTAL REITS - HOTELS		213,867
REITs - Industrial Buildings - 19.4%
Chambers Street Properties (d)	1,286,566	9,958
DCT Industrial Trust, Inc.	3,301,300	23,769
Duke Realty LP	4,756,800	74,729
DuPont Fabros Technology, Inc. (d)	1,328,000	34,515
Extra Space Storage, Inc.	1,117,700	51,034
First Industrial Realty Trust, Inc.	345,100	5,922
Prologis, Inc.	5,400,200	209,312
Public Storage	1,586,000	249,938
Terreno Realty Corp.	248,100	4,285
TOTAL REITS - INDUSTRIAL BUILDINGS		663,462
REITs - Malls - 17.5%
CBL & Associates Properties, Inc.	161,850	2,750
General Growth Properties, Inc.	2,968,900	59,794
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	2,973,272	$ 460,382
The Macerich Co.	1,379,800	78,097
TOTAL REITS - MALLS		601,023
REITs - Management/Investment - 2.9%
Digital Realty Trust, Inc. (d)	1,339,300	68,291
Equity Lifestyle Properties, Inc.	714,100	28,071
WP Carey, Inc.	34,600	2,044
TOTAL REITS - MANAGEMENT/INVESTMENT		98,406
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	700,300	32,739
REITs - Office Buildings - 14.0%
Alexandria Real Estate Equities, Inc.	112,134	7,864
BioMed Realty Trust, Inc. (d)	2,142,500	41,800
Boston Properties, Inc.	1,322,500	142,949
Brandywine Realty Trust (SBI)	2,585,100	36,838
Cousins Properties, Inc.	1,660,000	17,845
Douglas Emmett, Inc.	1,559,200	39,650
Highwoods Properties, Inc. (SBI)	1,076,123	39,967
Hudson Pacific Properties, Inc.	290,000	6,302
Mack-Cali Realty Corp.	140,000	2,832
Piedmont Office Realty Trust, Inc. Class A (d)	1,865,000	31,090
SL Green Realty Corp.	1,198,446	112,378
TOTAL REITS - OFFICE BUILDINGS		479,515
REITs - Shopping Centers - 8.5%
Acadia Realty Trust (SBI)	578,900	14,733
Cedar Shopping Centers, Inc.	988,405	6,237
DDR Corp.	6,259,867	98,092
Excel Trust, Inc.	515,200	5,878
Glimcher Realty Trust	1,879,279	16,087
Kimco Realty Corp.	3,872,200	80,968
Kite Realty Group Trust	720,000	4,644
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Ramco-Gershenson Properties Trust (SBI)	857,124	$ 13,688
Vornado Realty Trust	576,071	52,901
TOTAL REITS - SHOPPING CENTERS		293,228
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,360,884
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 1.1%
Forest City Enterprises, Inc. Class A (a)	2,078,400	37,806
TOTAL COMMON STOCKS (Cost $2,915,672)		3,398,690
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.10% (b)	52,119,955	52,120
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	80,225,175	80,225
TOTAL MONEY MARKET FUNDS (Cost $132,345)		132,345
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $3,048,017)		3,531,035
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(103,595)
NET ASSETS - 100%		$ 3,427,440
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	142
Total	$ 155
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,802) - See accompanying schedule: Unaffiliated issuers (cost $2,915,672)	$ 3,398,690
Fidelity Central Funds (cost $132,345)	132,345
Total Investments (cost $3,048,017)		$ 3,531,035
Receivable for investments sold		15,427
Receivable for fund shares sold		3,216
Dividends receivable		768
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		26
Other receivables		41
Total assets		3,550,546

Liabilities
Payable for investments purchased	$ 35,500
Payable for fund shares redeemed	5,061
Accrued management fee	1,558
Other affiliated payables	697
Other payables and accrued expenses	65
Collateral on securities loaned, at value	80,225
Total liabilities		123,106

Net Assets		$ 3,427,440
Net Assets consist of:
Paid in capital		$ 3,059,396
Distributions in excess of net investment income		(1,431)
Accumulated undistributed net realized gain (loss) on investments		(113,543)
Net unrealized appreciation (depreciation) on investments		483,018
Net Assets, for 103,722 shares outstanding		$ 3,427,440
Net Asset Value, offering price and redemption price per share ($3,427,440 ÷ 103,722 shares)		$ 33.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 47,696
Income from Fidelity Central Funds		155
Total income		47,851

Expenses
Management fee	$ 9,852
Transfer agent fees	3,878
Accounting and security lending fees	517
Custodian fees and expenses	21
Independent trustees' compensation	50
Registration fees	42
Audit	44
Legal	71
Miscellaneous	26
Total expenses before reductions	14,501
Expense reductions	(51)	14,450
Net investment income (loss)		33,401
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23,002
Change in net unrealized appreciation (depreciation) on investment securities		(120,268)
Net gain (loss)		(97,266)
Net increase (decrease) in net assets resulting from operations		$ (63,865)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,401	$ 66,125
Net realized gain (loss)	23,002	276,627
Change in net unrealized appreciation (depreciation)	(120,268)	(79,499)
Net increase (decrease) in net assets resulting from operations	(63,865)	263,253
Distributions to shareholders from net investment income	(52,568)	(55,072)
Distributions to shareholders from net realized gain	(2,117)	-
Total distributions	(54,685)	(55,072)
Share transactions Proceeds from sales of shares	248,067	1,054,022
Reinvestment of distributions	49,821	50,542
Cost of shares redeemed	(711,786)	(1,043,585)
Net increase (decrease) in net assets resulting from share transactions	(413,898)	60,979
Redemption fees	198	555
Total increase (decrease) in net assets	(532,250)	269,715

Net Assets
Beginning of period	3,959,690	3,689,975
End of period (including distributions in excess of net investment income of $1,431 and undistributed net investment income of $17,736, respectively)	$ 3,427,440	$ 3,959,690
Other Information Shares
Sold	7,586	31,385
Issued in reinvestment of distributions	1,585	1,546
Redeemed	(21,813)	(31,251)
Net increase (decrease)	(12,642)	1,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.03	$ 32.18	$ 28.76	$ 23.32	$ 14.61	$ 26.12
Income from Investment Operations
Net investment income (loss) D	.31	.56	.36	.24	.38	.46
Net realized and unrealized gain (loss)	(.80)	1.76	3.41	5.47	8.74	(11.33)
Total from investment operations	(.49)	2.32	3.77	5.71	9.12	(10.87)
Distributions from net investment income	(.48)	(.47)	(.35)	(.27)	(.42)	(.55)
Distributions from net realized gain	(.02)	-	-	-	-	(.10)
Total distributions	(.50)	(.47)	(.35)	(.27)	(.42)	(.65)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 33.04	$ 34.03	$ 32.18	$ 28.76	$ 23.32	$ 14.61
Total Return B,C	(1.35)%	7.28%	13.31%	24.67%	63.10%	(41.77)%
Ratios to Average Net Assets E,G
Expenses before reductions	.81% A	.81%	.84%	.85%	.90%	.92%
Expenses net of fee waivers, if any	.81% A	.81%	.84%	.85%	.90%	.92%
Expenses net of all reductions	.81% A	.80%	.84%	.85%	.90%	.92%
Net investment income (loss)	1.87% A	1.69%	1.28%	.90%	1.86%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 3,427	$ 3,960	$ 3,690	$ 3,542	$ 3,067	$ 1,977
Portfolio turnover rate F	12% A	26%	26%	25%	46%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 658,399
Gross unrealized depreciation	(258,729)
Net unrealized appreciation (depreciation) on securities and other investments	$ 399,670

Tax cost	$ 3,131,365

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $220,499 and $620,502, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management & Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,931.31%		$ -*

* Amount represents ninety four dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $142. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount to the Fund in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty four dollars.

In addition, FMR reimbursed a portion of the Fund's operating expense during the period in the amount of $20.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Change in Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of Fidelity Real Estate Investment Portfolio, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended July 31, 2014. For the fiscal years ended July 31, 2013 and July 31, 2012, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REA-USAN-0314
1.789292.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Change in Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.41%
Actual		$ 1,000.00	$ 1,020.30	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.40	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.16%
Actual		$ 1,000.00	$ 1,017.90	$ 10.99
HypotheticalA		$ 1,000.00	$ 1,014.32	$ 10.97
Class C	2.16%
Actual		$ 1,000.00	$ 1,016.80	$ 10.98
HypotheticalA		$ 1,000.00	$ 1,014.32	$ 10.97
International Real Estate	1.15%
Actual		$ 1,000.00	$ 1,021.80	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,021.70	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.1	8.3
Westfield Group unit	5.4	6.2
Sumitomo Realty & Development Co. Ltd.	5.4	4.8
Sun Hung Kai Properties Ltd.	5.2	6.8
Hongkong Land Holdings Ltd.	3.6	2.9
Advance Residence Investment Corp.	3.5	3.0
Fukuoka (REIT) Investment Fund	3.1	2.7
Global Logistic Properties Ltd.	2.8	1.8
Parkway Life REIT	2.6	2.6
Helical Bar PLC	2.6	2.8
	42.3
Top Five Countries as of January 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.2	26.5
United Kingdom	13.7	13.1
Australia	12.5	12.9
Singapore	8.5	9.7
Hong Kong	8.4	10.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	14.9	17.7
REITs - Industrial Buildings	4.4	4.1
REITs - Office Buildings	3.6	3.3
REITs - Health Care Facilities	2.6	2.6
REITs - Shopping Centers	2.3	2.0
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 95.4%		Stocks 95.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	95.4%	** Foreign investments	95.8%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 12.5%
Abacus Property Group unit	2,757,194	$ 5,391,772
Ardent Leisure Group unit	800,000	1,375,311
Charter Hall Group unit	859,414	2,787,647
GDI Property Group unit (a)	1,209,100	940,902
Goodman Group unit	1,361,366	5,562,610
Hotel Property Investments unit (a)	626,295	1,093,880
Mirvac Group unit	3,858,185	5,638,138
National Storage (REIT) unit (a)	2,094,255	2,009,981
Ramsay Health Care Ltd.	18,164	697,444
Westfield Group unit	2,205,525	19,721,012
TOTAL AUSTRALIA		45,218,697
Bailiwick of Jersey - 1.5%
Atrium European Real Estate Ltd.	965,724	5,426,098
Belgium - 1.4%
Warehouses de Pauw	70,735	5,046,676
Bermuda - 6.3%
Great Eagle Holdings Ltd.	2,223,088	7,287,358
Hongkong Land Holdings Ltd.	2,140,000	12,881,623
Tai Cheung Holdings Ltd.	3,639,000	2,591,987
TOTAL BERMUDA		22,760,968
Brazil - 0.4%
BHG SA (Brazil Hospitality Group) (a)	174,300	913,662
BR Malls Participacoes SA	109,000	686,543
TOTAL BRAZIL		1,600,205
Cayman Islands - 1.3%
KWG Property Holding Ltd.	2,443,500	1,271,509
Langham Hospitality Investment unit	5,936,405	2,821,471
Phoenix Healthcare Group Ltd. (a)	330,500	545,739
TOTAL CAYMAN ISLANDS		4,638,719
Finland - 0.8%
Sponda Oyj	558,200	2,702,711
France - 3.8%
Altarea (d)	7,609	1,341,790
Societe de la Tour Eiffel	17,025	1,140,504
Societe Fonciere Lyonnaise SA	110,226	5,707,870
Unibail-Rodamco	23,207	5,593,182
TOTAL FRANCE		13,783,346
Common Stocks - continued
	Shares	Value
Germany - 3.1%
DIC Asset AG	221,824	$ 1,996,388
LEG Immobilien AG	127,095	7,567,028
Patrizia Immobilien AG	165,664	1,726,899
TOTAL GERMANY		11,290,315
Greece - 0.2%
Eurobank Properties Real Estate Investment Co. (a)	75,400	767,774
Hong Kong - 8.4%
Hysan Development Co. Ltd.	887,703	3,510,199
Magnificent Estates Ltd.	48,625,000	2,254,695
Sino Land Ltd.	4,210,000	5,596,126
Sun Hung Kai Properties Ltd.	1,546,133	18,879,081
TOTAL HONG KONG		30,240,101
Italy - 1.1%
Beni Stabili SpA SIIQ	5,397,933	4,004,106
Japan - 26.2%
Advance Residence Investment Corp. (e)	6,007	12,682,940
AEON Mall Co. Ltd.	172,120	5,059,649
BLife Investment Corp.	918	3,824,336
Fukuoka (REIT) Investment Fund	1,348	11,313,017
Hulic (REIT), Inc.	707	747,343
Hulic Co. Ltd.	283,100	3,586,426
Ichigo Group Holdings Co. Ltd. (d)	317,600	922,706
Kenedix, Inc. (a)	249,900	997,874
Mitsubishi Estate Co. Ltd.	162,000	3,978,902
Mitsui Fudosan Co. Ltd.	929,500	29,353,001
Ship Healthcare Holdings, Inc.	45,500	1,738,243
Sumitomo Realty & Development Co. Ltd.	446,500	19,714,373
Tosei Corp.	164,700	1,127,338
TOTAL JAPAN		95,046,148
Luxembourg - 2.2%
GAGFAH SA (a)	470,500	6,764,445
Grand City Properties SA (a)	125,000	1,289,863
TOTAL LUXEMBOURG		8,054,308
Netherlands - 1.5%
Eurocommercial (Certificaten Van Aandelen) unit	50,000	2,056,768
VastNed Retail NV	69,255	3,315,850
TOTAL NETHERLANDS		5,372,618
Common Stocks - continued
	Shares	Value
Norway - 0.2%
Olav Thon Eiendomsselskap A/S	5,400	$ 881,727
Singapore - 8.5%
CDL Hospitality Trusts unit	3,387,000	4,262,820
Global Logistic Properties Ltd.	4,585,358	10,036,112
Parkway Life REIT	5,438,000	9,635,466
UOL Group Ltd.	724,000	3,315,812
Wing Tai Holdings Ltd.	2,138,181	2,896,177
Yanlord Land Group Ltd.	890,000	779,356
TOTAL SINGAPORE		30,925,743
Spain - 0.2%
New Hampshire Hoteles Sociedad Anonima (a)	87,500	550,522
Sweden - 2.1%
Castellum AB	288,300	4,603,013
Hufvudstaden AB Series A	228,800	3,068,059
TOTAL SWEDEN		7,671,072
United Kingdom - 13.7%
Big Yellow Group PLC	744,600	6,340,568
Derwent London PLC	192,500	7,879,624
Hammerson PLC	584,729	5,051,295
Helical Bar PLC	1,638,827	9,341,680
Quintain Estates & Development PLC (a)	886,600	1,450,194
Safestore Holdings PLC	2,889,700	9,120,725
Segro PLC	852,608	4,724,801
St. Modwen Properties PLC	262,625	1,658,272
Unite Group PLC	600,500	4,045,390
TOTAL UNITED KINGDOM		49,612,549
TOTAL COMMON STOCKS (Cost $343,340,000)		345,594,403
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	19,101,206	$ 19,101,206
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	665,599	665,599
TOTAL MONEY MARKET FUNDS (Cost $19,766,805)		19,766,805
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $363,106,805)		365,361,208
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,142,998)
NET ASSETS - 100%		$ 362,218,210
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,077
Fidelity Securities Lending Cash Central Fund	9,339
Total	$ 18,416
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,915,661	$ 6,540,350	$ 1,375,311	$ -
Financials	334,697,316	154,436,103	180,261,213	-
Health Care	2,981,426	545,739	2,435,687	-
Money Market Funds	19,766,805	19,766,805	-	-
Total Investments in Securities:	$ 365,361,208	$ 181,288,997	$ 184,072,211	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 196,420,385
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $630,007) - See accompanying schedule: Unaffiliated issuers (cost $343,340,000)	$ 345,594,403
Fidelity Central Funds (cost $19,766,805)	19,766,805
Total Investments (cost $363,106,805)		$ 365,361,208
Receivable for investments sold		8,097,199
Receivable for fund shares sold		336,846
Dividends receivable		973,643
Distributions receivable from Fidelity Central Funds		4,218
Prepaid expenses		2,679
Other receivables		5,948
Total assets		374,781,741

Liabilities
Payable for investments purchased Regular delivery	$ 10,390,647
Delayed delivery	187,919
Payable for fund shares redeemed	903,637
Accrued management fee	218,528
Distribution and service plan fees payable	10,486
Other affiliated payables	109,561
Other payables and accrued expenses	77,154
Collateral on securities loaned, at value	665,599
Total liabilities		12,563,531

Net Assets		$ 362,218,210
Net Assets consist of:
Paid in capital		$ 650,904,243
Undistributed net investment income		26,908
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290,954,400)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,241,459
Net Assets		$ 362,218,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,274,337 ÷ 1,149,112 shares)	$ 9.81

Maximum offering price per share (100/94.25 of $9.81)	$ 10.41
Class T: Net Asset Value and redemption price per share ($4,981,909 ÷ 511,098 shares)	$ 9.75

Maximum offering price per share (100/96.50 of $9.75)	$ 10.10
Class B: Net Asset Value and offering price per share ($447,001 ÷ 46,142 shares)A	$ 9.69

Class C: Net Asset Value and offering price per share ($6,443,869 ÷ 669,656 shares)A	$ 9.62

International Real Estate: Net Asset Value, offering price and redemption price per share ($331,288,389 ÷ 33,463,126 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,782,705 ÷ 789,016 shares)	$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,982,713
Interest		43
Income from Fidelity Central Funds		18,416
Income before foreign taxes withheld		5,001,172
Less foreign taxes withheld		(269,298)
Total income		4,731,874

Expenses
Management fee	$ 1,364,564
Transfer agent fees	581,784
Distribution and service plan fees	63,121
Accounting and security lending fees	100,787
Custodian fees and expenses	83,329
Independent trustees' compensation	5,383
Registration fees	46,250
Audit	48,658
Legal	7,505
Miscellaneous	11,364
Total expenses before reductions	2,312,745
Expense reductions	(4,974)	2,307,771
Net investment income (loss)		2,424,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,851,186
Foreign currency transactions	29,795
Total net realized gain (loss)		14,880,981
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,034,687)
Assets and liabilities in foreign currencies	(7,295)
Total change in net unrealized appreciation (depreciation)		(8,041,982)
Net gain (loss)		6,838,999
Net increase (decrease) in net assets resulting from operations		$ 9,263,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,424,103	$ 6,546,739
Net realized gain (loss)	14,880,981	38,615,487
Change in net unrealized appreciation (depreciation)	(8,041,982)	37,591,213
Net increase (decrease) in net assets resulting from operations	9,263,102	82,753,439
Distributions to shareholders from net investment income	(6,758,530)	(6,494,329)
Distributions to shareholders from net realized gain	(13,002,532)	(9,866,826)
Total distributions	(19,761,062)	(16,361,155)
Share transactions - net increase (decrease)	(30,103,461)	69,315,790
Redemption fees	64,436	249,182
Total increase (decrease) in net assets	(40,536,985)	135,957,256

Net Assets
Beginning of period	402,755,195	266,797,939
End of period (including undistributed net investment income of $26,908 and undistributed net investment income of $4,361,335, respectively)	$ 362,218,210	$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.34 H	.17	.18
Net realized and unrealized gain (loss)	.16	2.03	(.65)	1.04	.24	(2.57)
Total from investment operations	.21	2.17	(.49)	1.38	.41	(2.39)
Distributions from net investment income	(.16)	(.17)	(.17)	(.33)	(.07)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.51)	(.44)	(.35)	(.63) K	(.19)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.81	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Total Return B,C,D	2.03%	26.94%	(4.88)%	16.76%	4.97%	(22.48)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.41% A	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of fee waivers, if any	1.41% A	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of all reductions	1.41% A	1.39%	1.37%	1.36%	1.39%	1.42%
Net investment income (loss)	1.03% A	1.51%	2.09%	3.67% H	2.02%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274	$ 13,173	$ 7,117	$ 7,047	$ 7,250	$ 6,745
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.31 H	.15	.17
Net realized and unrealized gain (loss)	.15	2.01	(.66)	1.04	.23	(2.58)
Total from investment operations	.19	2.13	(.52)	1.35	.38	(2.41)
Distributions from net investment income	(.14)	(.15)	(.14)	(.31)	(.06)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.48) K	(.42)	(.32)	(.60)	(.18)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.75	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Total Return B,C,D	1.94%	26.62%	(5.23)%	16.54%	4.68%	(22.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.68%	1.72%	1.69%	1.70%	1.71%
Expenses net of fee waivers, if any	1.68% A	1.68%	1.70%	1.69%	1.70%	1.71%
Expenses net of all reductions	1.68% A	1.66%	1.63%	1.63%	1.65%	1.68%
Net investment income (loss)	.76% A	1.23%	1.83%	3.41% H	1.75%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,982	$ 5,081	$ 2,570	$ 2,496	$ 2,510	$ 2,080
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Income from Investment Operations
Net investment income (loss) E	.01	.07	.10	.26 H	.11	.13
Net realized and unrealized gain (loss)	.17	1.99	(.64)	1.03	.23	(2.57)
Total from investment operations	.18	2.06	(.54)	1.29	.34	(2.44)
Distributions from net investment income	(.08)	(.10)	(.09)	(.27)	(.04)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.43)	(.37)	(.27)	(.56)	(.16)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.69	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Total Return B,C,D	1.79%	25.87%	(5.61)%	15.90%	4.20%	(23.06)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of all reductions	2.16% A	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.28% A	.76%	1.34%	2.92% H	1.26%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 456	$ 457	$ 570	$ 629	$ 606
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.01	.07	.10	.26 H	.11	.13
Net realized and unrealized gain (loss)	.16	1.99	(.64)	1.04	.22	(2.57)
Total from investment operations	.17	2.06	(.54)	1.30	.33	(2.44)
Distributions from net investment income	(.09)	(.12)	(.10)	(.28)	(.04)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.44)	(.39)	(.28)	(.57)	(.16)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.62	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Total Return B,C,D	1.68%	25.96%	(5.68)%	16.07%	4.10%	(23.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of all reductions	2.16% A	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.28% A	.76%	1.34%	2.92% H	1.27%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,444	$ 6,872	$ 3,164	$ 3,208	$ 3,201	$ 2,496
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Income from Investment Operations
Net investment income (loss) D	.07	.17	.18	.36 G	.19	.20
Net realized and unrealized gain (loss)	.15	2.05	(.67)	1.06	.25	(2.59)
Total from investment operations	.22	2.22	(.49)	1.42	.44	(2.39)
Distributions from net investment income	(.18)	(.19)	(.19)	(.35)	(.08)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.53)	(.46)	(.37)	(.65) J	(.20)	-
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.90	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Total Return B,C	2.18%	27.31%	(4.76)%	17.15%	5.29%	(22.38)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.15% A	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.15% A	1.14%	1.12%	1.11%	1.14%	1.16%
Net investment income (loss)	1.28% A	1.76%	2.34%	3.92% G	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,288	$ 367,269	$ 251,543	$ 322,045	$ 318,032	$ 336,126
Portfolio turnover rate F	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.07	.18	.18	.36 G	.19	.20
Net realized and unrealized gain (loss)	.15	2.03	(.67)	1.06	.24	(2.58)
Total from investment operations	.22	2.21	(.49)	1.42	.43	(2.38)
Distributions from net investment income	(.19)	(.19)	(.20)	(.35)	(.08)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.54)	(.46)	(.37) J	(.65) K	(.20)	-
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.86	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Total Return B,C	2.17%	27.33%	(4.73)%	17.18%	5.18%	(22.33)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.12% A	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.12% A	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.12% A	1.09%	1.12%	1.11%	1.14%	1.17%
Net investment income (loss)	1.31% A	1.81%	2.34%	3.92% G	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,783	$ 9,905	$ 1,947	$ 1,785	$ 1,425	$ 1,600
Portfolio turnover rate F	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,994,542
Gross unrealized depreciation	(34,132,163)
Net unrealized appreciation (depreciation) on securities and other investments	$ (137,621)

Tax cost	$ 365,498,829

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	(289,916,707)
No expiration
Long-term	(4,708,668)
Total capital loss carryforward	$ (294,625,375)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $85,806,930 and $132,958,233, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,280	$ 199
Class T	.25%	.25%	12,406	-
Class B	.75%	.25%	2,328	1,746
Class C	.75%	.25%	33,107	9,130
			$ 63,121	$ 11,075

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,056
Class T	1,157
Class B*	50
Class C*	567
$ 5,830

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,442.30
Class T	8,004.32
Class B	701.30
Class C	9,977.30
International Real Estate	533,984.30
Institutional Class	10,676.27
	$ 581,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $174 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,339. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, FMR reimbursed a portion of the fund's operating expenses during the period in the amount of $4,970.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 187,179	$ 172,173
Class T	65,518	50,314
Class B	3,710	5,555
Class C	59,254	50,764
International Real Estate	6,296,740	6,155,855
Institutional Class	146,129	59,668
Total	$ 6,758,530	$ 6,494,329
From net realized gain
Class A	$ 414,911	$ 314,199
Class T	167,858	95,309
Class B	16,133	14,984
Class C	231,539	122,968
International Real Estate	11,907,162	9,219,722
Institutional Class	264,929	99,644
Total	$ 13,002,532	$ 9,866,826

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	287,990	1,371,466	$ 2,941,886	$ 13,003,119
Reinvestment of distributions	52,782	49,316	523,243	436,835
Shares redeemed	(495,243)	(967,943)	(5,038,304)	(9,409,705)
Net increase (decrease)	(154,471)	452,839	$ (1,573,175)	$ 4,030,249
Class T
Shares sold	58,081	304,445	$ 587,966	$ 2,888,842
Reinvestment of distributions	21,965	15,671	216,331	136,967
Shares redeemed	(75,242)	(122,863)	(762,764)	(1,150,164)
Net increase (decrease)	4,804	197,253	$ 41,533	$ 1,875,645

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class B
Shares sold	2,523	13,231	$ 25,177	$ 124,395
Reinvestment of distributions	1,850	2,066	18,114	17,871
Shares redeemed	(4,050)	(25,020)	(40,230)	(238,871)
Net increase (decrease)	323	(9,723)	$ 3,061	$ (96,605)
Class C
Shares sold	151,723	484,045	$ 1,508,510	$ 4,575,568
Reinvestment of distributions	27,197	17,498	264,712	151,342
Shares redeemed	(204,156)	(192,159)	(2,042,772)	(1,818,767)
Net increase (decrease)	(25,236)	309,384	$ (269,550)	$ 2,908,143
International Real Estate
Shares sold	4,511,336	20,213,881	$ 46,327,382	$ 192,972,755
Reinvestment of distributions	1,734,135	1,655,369	17,353,307	14,646,693
Shares redeemed	(8,768,036)	(15,686,974)	(90,106,174)	(154,320,297)
Net increase (decrease)	(2,522,565)	6,182,276	$ (26,425,485)	$ 53,299,151
Institutional Class
Shares sold	220,700	1,045,311	$ 2,269,302	$ 10,362,559
Reinvestment of distributions	34,703	14,563	345,746	130,213
Shares redeemed	(439,709)	(317,798)	(4,494,893)	(3,193,565)
Net increase (decrease)	(184,306)	742,076	$ (1,879,845)	$ 7,299,207

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 16% of the outstanding shares of the fund.

Semiannual Report

Change in Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of Fidelity International Real Estate Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended July 31, 2014. For the fiscal years ended July 31, 2013 and July 31, 2012, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AIRE-USAN-0314
1.843181.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Institutional Class

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Change in Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	1.41%
Actual		$ 1,000.00	$ 1,020.30	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class T	1.68%
Actual		$ 1,000.00	$ 1,019.40	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.16%
Actual		$ 1,000.00	$ 1,017.90	$ 10.99
HypotheticalA		$ 1,000.00	$ 1,014.32	$ 10.97
Class C	2.16%
Actual		$ 1,000.00	$ 1,016.80	$ 10.98
HypotheticalA		$ 1,000.00	$ 1,014.32	$ 10.97
International Real Estate	1.15%
Actual		$ 1,000.00	$ 1,021.80	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,021.70	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsui Fudosan Co. Ltd.	8.1	8.3
Westfield Group unit	5.4	6.2
Sumitomo Realty & Development Co. Ltd.	5.4	4.8
Sun Hung Kai Properties Ltd.	5.2	6.8
Hongkong Land Holdings Ltd.	3.6	2.9
Advance Residence Investment Corp.	3.5	3.0
Fukuoka (REIT) Investment Fund	3.1	2.7
Global Logistic Properties Ltd.	2.8	1.8
Parkway Life REIT	2.6	2.6
Helical Bar PLC	2.6	2.8
	42.3
Top Five Countries as of January 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.2	26.5
United Kingdom	13.7	13.1
Australia	12.5	12.9
Singapore	8.5	9.7
Hong Kong	8.4	10.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	14.9	17.7
REITs - Industrial Buildings	4.4	4.1
REITs - Office Buildings	3.6	3.3
REITs - Health Care Facilities	2.6	2.6
REITs - Shopping Centers	2.3	2.0
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 95.4%		Stocks 95.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	95.4%	** Foreign investments	95.8%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 12.5%
Abacus Property Group unit	2,757,194	$ 5,391,772
Ardent Leisure Group unit	800,000	1,375,311
Charter Hall Group unit	859,414	2,787,647
GDI Property Group unit (a)	1,209,100	940,902
Goodman Group unit	1,361,366	5,562,610
Hotel Property Investments unit (a)	626,295	1,093,880
Mirvac Group unit	3,858,185	5,638,138
National Storage (REIT) unit (a)	2,094,255	2,009,981
Ramsay Health Care Ltd.	18,164	697,444
Westfield Group unit	2,205,525	19,721,012
TOTAL AUSTRALIA		45,218,697
Bailiwick of Jersey - 1.5%
Atrium European Real Estate Ltd.	965,724	5,426,098
Belgium - 1.4%
Warehouses de Pauw	70,735	5,046,676
Bermuda - 6.3%
Great Eagle Holdings Ltd.	2,223,088	7,287,358
Hongkong Land Holdings Ltd.	2,140,000	12,881,623
Tai Cheung Holdings Ltd.	3,639,000	2,591,987
TOTAL BERMUDA		22,760,968
Brazil - 0.4%
BHG SA (Brazil Hospitality Group) (a)	174,300	913,662
BR Malls Participacoes SA	109,000	686,543
TOTAL BRAZIL		1,600,205
Cayman Islands - 1.3%
KWG Property Holding Ltd.	2,443,500	1,271,509
Langham Hospitality Investment unit	5,936,405	2,821,471
Phoenix Healthcare Group Ltd. (a)	330,500	545,739
TOTAL CAYMAN ISLANDS		4,638,719
Finland - 0.8%
Sponda Oyj	558,200	2,702,711
France - 3.8%
Altarea (d)	7,609	1,341,790
Societe de la Tour Eiffel	17,025	1,140,504
Societe Fonciere Lyonnaise SA	110,226	5,707,870
Unibail-Rodamco	23,207	5,593,182
TOTAL FRANCE		13,783,346
Common Stocks - continued
	Shares	Value
Germany - 3.1%
DIC Asset AG	221,824	$ 1,996,388
LEG Immobilien AG	127,095	7,567,028
Patrizia Immobilien AG	165,664	1,726,899
TOTAL GERMANY		11,290,315
Greece - 0.2%
Eurobank Properties Real Estate Investment Co. (a)	75,400	767,774
Hong Kong - 8.4%
Hysan Development Co. Ltd.	887,703	3,510,199
Magnificent Estates Ltd.	48,625,000	2,254,695
Sino Land Ltd.	4,210,000	5,596,126
Sun Hung Kai Properties Ltd.	1,546,133	18,879,081
TOTAL HONG KONG		30,240,101
Italy - 1.1%
Beni Stabili SpA SIIQ	5,397,933	4,004,106
Japan - 26.2%
Advance Residence Investment Corp. (e)	6,007	12,682,940
AEON Mall Co. Ltd.	172,120	5,059,649
BLife Investment Corp.	918	3,824,336
Fukuoka (REIT) Investment Fund	1,348	11,313,017
Hulic (REIT), Inc.	707	747,343
Hulic Co. Ltd.	283,100	3,586,426
Ichigo Group Holdings Co. Ltd. (d)	317,600	922,706
Kenedix, Inc. (a)	249,900	997,874
Mitsubishi Estate Co. Ltd.	162,000	3,978,902
Mitsui Fudosan Co. Ltd.	929,500	29,353,001
Ship Healthcare Holdings, Inc.	45,500	1,738,243
Sumitomo Realty & Development Co. Ltd.	446,500	19,714,373
Tosei Corp.	164,700	1,127,338
TOTAL JAPAN		95,046,148
Luxembourg - 2.2%
GAGFAH SA (a)	470,500	6,764,445
Grand City Properties SA (a)	125,000	1,289,863
TOTAL LUXEMBOURG		8,054,308
Netherlands - 1.5%
Eurocommercial (Certificaten Van Aandelen) unit	50,000	2,056,768
VastNed Retail NV	69,255	3,315,850
TOTAL NETHERLANDS		5,372,618
Common Stocks - continued
	Shares	Value
Norway - 0.2%
Olav Thon Eiendomsselskap A/S	5,400	$ 881,727
Singapore - 8.5%
CDL Hospitality Trusts unit	3,387,000	4,262,820
Global Logistic Properties Ltd.	4,585,358	10,036,112
Parkway Life REIT	5,438,000	9,635,466
UOL Group Ltd.	724,000	3,315,812
Wing Tai Holdings Ltd.	2,138,181	2,896,177
Yanlord Land Group Ltd.	890,000	779,356
TOTAL SINGAPORE		30,925,743
Spain - 0.2%
New Hampshire Hoteles Sociedad Anonima (a)	87,500	550,522
Sweden - 2.1%
Castellum AB	288,300	4,603,013
Hufvudstaden AB Series A	228,800	3,068,059
TOTAL SWEDEN		7,671,072
United Kingdom - 13.7%
Big Yellow Group PLC	744,600	6,340,568
Derwent London PLC	192,500	7,879,624
Hammerson PLC	584,729	5,051,295
Helical Bar PLC	1,638,827	9,341,680
Quintain Estates & Development PLC (a)	886,600	1,450,194
Safestore Holdings PLC	2,889,700	9,120,725
Segro PLC	852,608	4,724,801
St. Modwen Properties PLC	262,625	1,658,272
Unite Group PLC	600,500	4,045,390
TOTAL UNITED KINGDOM		49,612,549
TOTAL COMMON STOCKS (Cost $343,340,000)		345,594,403
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	19,101,206	$ 19,101,206
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	665,599	665,599
TOTAL MONEY MARKET FUNDS (Cost $19,766,805)		19,766,805
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $363,106,805)		365,361,208
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,142,998)
NET ASSETS - 100%		$ 362,218,210
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,077
Fidelity Securities Lending Cash Central Fund	9,339
Total	$ 18,416
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,915,661	$ 6,540,350	$ 1,375,311	$ -
Financials	334,697,316	154,436,103	180,261,213	-
Health Care	2,981,426	545,739	2,435,687	-
Money Market Funds	19,766,805	19,766,805	-	-
Total Investments in Securities:	$ 365,361,208	$ 181,288,997	$ 184,072,211	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 196,420,385
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $630,007) - See accompanying schedule: Unaffiliated issuers (cost $343,340,000)	$ 345,594,403
Fidelity Central Funds (cost $19,766,805)	19,766,805
Total Investments (cost $363,106,805)		$ 365,361,208
Receivable for investments sold		8,097,199
Receivable for fund shares sold		336,846
Dividends receivable		973,643
Distributions receivable from Fidelity Central Funds		4,218
Prepaid expenses		2,679
Other receivables		5,948
Total assets		374,781,741

Liabilities
Payable for investments purchased Regular delivery	$ 10,390,647
Delayed delivery	187,919
Payable for fund shares redeemed	903,637
Accrued management fee	218,528
Distribution and service plan fees payable	10,486
Other affiliated payables	109,561
Other payables and accrued expenses	77,154
Collateral on securities loaned, at value	665,599
Total liabilities		12,563,531

Net Assets		$ 362,218,210
Net Assets consist of:
Paid in capital		$ 650,904,243
Undistributed net investment income		26,908
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290,954,400)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,241,459
Net Assets		$ 362,218,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,274,337 ÷ 1,149,112 shares)	$ 9.81

Maximum offering price per share (100/94.25 of $9.81)	$ 10.41
Class T: Net Asset Value and redemption price per share ($4,981,909 ÷ 511,098 shares)	$ 9.75

Maximum offering price per share (100/96.50 of $9.75)	$ 10.10
Class B: Net Asset Value and offering price per share ($447,001 ÷ 46,142 shares)A	$ 9.69

Class C: Net Asset Value and offering price per share ($6,443,869 ÷ 669,656 shares)A	$ 9.62

International Real Estate: Net Asset Value, offering price and redemption price per share ($331,288,389 ÷ 33,463,126 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,782,705 ÷ 789,016 shares)	$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,982,713
Interest		43
Income from Fidelity Central Funds		18,416
Income before foreign taxes withheld		5,001,172
Less foreign taxes withheld		(269,298)
Total income		4,731,874

Expenses
Management fee	$ 1,364,564
Transfer agent fees	581,784
Distribution and service plan fees	63,121
Accounting and security lending fees	100,787
Custodian fees and expenses	83,329
Independent trustees' compensation	5,383
Registration fees	46,250
Audit	48,658
Legal	7,505
Miscellaneous	11,364
Total expenses before reductions	2,312,745
Expense reductions	(4,974)	2,307,771
Net investment income (loss)		2,424,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,851,186
Foreign currency transactions	29,795
Total net realized gain (loss)		14,880,981
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,034,687)
Assets and liabilities in foreign currencies	(7,295)
Total change in net unrealized appreciation (depreciation)		(8,041,982)
Net gain (loss)		6,838,999
Net increase (decrease) in net assets resulting from operations		$ 9,263,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,424,103	$ 6,546,739
Net realized gain (loss)	14,880,981	38,615,487
Change in net unrealized appreciation (depreciation)	(8,041,982)	37,591,213
Net increase (decrease) in net assets resulting from operations	9,263,102	82,753,439
Distributions to shareholders from net investment income	(6,758,530)	(6,494,329)
Distributions to shareholders from net realized gain	(13,002,532)	(9,866,826)
Total distributions	(19,761,062)	(16,361,155)
Share transactions - net increase (decrease)	(30,103,461)	69,315,790
Redemption fees	64,436	249,182
Total increase (decrease) in net assets	(40,536,985)	135,957,256

Net Assets
Beginning of period	402,755,195	266,797,939
End of period (including undistributed net investment income of $26,908 and undistributed net investment income of $4,361,335, respectively)	$ 362,218,210	$ 402,755,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.34 H	.17	.18
Net realized and unrealized gain (loss)	.16	2.03	(.65)	1.04	.24	(2.57)
Total from investment operations	.21	2.17	(.49)	1.38	.41	(2.39)
Distributions from net investment income	(.16)	(.17)	(.17)	(.33)	(.07)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.51)	(.44)	(.35)	(.63) K	(.19)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.81	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Total Return B,C,D	2.03%	26.94%	(4.88)%	16.76%	4.97%	(22.48)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.41% A	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of fee waivers, if any	1.41% A	1.40%	1.44%	1.42%	1.44%	1.45%
Expenses net of all reductions	1.41% A	1.39%	1.37%	1.36%	1.39%	1.42%
Net investment income (loss)	1.03% A	1.51%	2.09%	3.67% H	2.02%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274	$ 13,173	$ 7,117	$ 7,047	$ 7,250	$ 6,745
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21	$ 10.62
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.31 H	.15	.17
Net realized and unrealized gain (loss)	.15	2.01	(.66)	1.04	.23	(2.58)
Total from investment operations	.19	2.13	(.52)	1.35	.38	(2.41)
Distributions from net investment income	(.14)	(.15)	(.14)	(.31)	(.06)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.48) K	(.42)	(.32)	(.60)	(.18)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.75	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Total Return B,C,D	1.94%	26.62%	(5.23)%	16.54%	4.68%	(22.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.68%	1.72%	1.69%	1.70%	1.71%
Expenses net of fee waivers, if any	1.68% A	1.68%	1.70%	1.69%	1.70%	1.71%
Expenses net of all reductions	1.68% A	1.66%	1.63%	1.63%	1.65%	1.68%
Net investment income (loss)	.76% A	1.23%	1.83%	3.41% H	1.75%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,982	$ 5,081	$ 2,570	$ 2,496	$ 2,510	$ 2,080
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14	$ 10.58
Income from Investment Operations
Net investment income (loss) E	.01	.07	.10	.26 H	.11	.13
Net realized and unrealized gain (loss)	.17	1.99	(.64)	1.03	.23	(2.57)
Total from investment operations	.18	2.06	(.54)	1.29	.34	(2.44)
Distributions from net investment income	(.08)	(.10)	(.09)	(.27)	(.04)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.43)	(.37)	(.27)	(.56)	(.16)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.69	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Total Return B,C,D	1.79%	25.87%	(5.61)%	15.90%	4.20%	(23.06)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.19%	2.17%	2.19%	2.19%
Expenses net of all reductions	2.16% A	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.28% A	.76%	1.34%	2.92% H	1.26%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 456	$ 457	$ 570	$ 629	$ 606
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.01	.07	.10	.26 H	.11	.13
Net realized and unrealized gain (loss)	.16	1.99	(.64)	1.04	.22	(2.57)
Total from investment operations	.17	2.06	(.54)	1.30	.33	(2.44)
Distributions from net investment income	(.09)	(.12)	(.10)	(.28)	(.04)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.44)	(.39)	(.28)	(.57)	(.16)	-
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 9.62	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Total Return B,C,D	1.68%	25.96%	(5.68)%	16.07%	4.10%	(23.08)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.19%	2.17%	2.18%	2.19%
Expenses net of all reductions	2.16% A	2.14%	2.12%	2.11%	2.14%	2.17%
Net investment income (loss)	.28% A	.76%	1.34%	2.92% H	1.27%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,444	$ 6,872	$ 3,164	$ 3,208	$ 3,201	$ 2,496
Portfolio turnover rate G	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29	$ 10.68
Income from Investment Operations
Net investment income (loss) D	.07	.17	.18	.36 G	.19	.20
Net realized and unrealized gain (loss)	.15	2.05	(.67)	1.06	.25	(2.59)
Total from investment operations	.22	2.22	(.49)	1.42	.44	(2.39)
Distributions from net investment income	(.18)	(.19)	(.19)	(.35)	(.08)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.53)	(.46)	(.37)	(.65) J	(.20)	-
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.90	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Total Return B,C	2.18%	27.31%	(4.76)%	17.15%	5.29%	(22.38)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of fee waivers, if any	1.15% A	1.16%	1.19%	1.17%	1.19%	1.19%
Expenses net of all reductions	1.15% A	1.14%	1.12%	1.11%	1.14%	1.16%
Net investment income (loss)	1.28% A	1.76%	2.34%	3.92% G	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,288	$ 367,269	$ 251,543	$ 322,045	$ 318,032	$ 336,126
Portfolio turnover rate F	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.07	.18	.18	.36 G	.19	.20
Net realized and unrealized gain (loss)	.15	2.03	(.67)	1.06	.24	(2.58)
Total from investment operations	.22	2.21	(.49)	1.42	.43	(2.38)
Distributions from net investment income	(.19)	(.19)	(.20)	(.35)	(.08)	-
Distributions from net realized gain	(.35)	(.27)	(.18)	(.29)	(.12)	-
Total distributions	(.54)	(.46)	(.37) J	(.65) K	(.20)	-
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 9.86	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Total Return B,C	2.17%	27.33%	(4.73)%	17.18%	5.18%	(22.33)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.12% A	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.12% A	1.10%	1.19%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.12% A	1.09%	1.12%	1.11%	1.14%	1.17%
Net investment income (loss)	1.31% A	1.81%	2.34%	3.92% G	2.27%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,783	$ 9,905	$ 1,947	$ 1,785	$ 1,425	$ 1,600
Portfolio turnover rate F	47% A	78%	138%	131%	95%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,994,542
Gross unrealized depreciation	(34,132,163)
Net unrealized appreciation (depreciation) on securities and other investments	$ (137,621)

Tax cost	$ 365,498,829

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total with expiration	(289,916,707)
No expiration
Long-term	(4,708,668)
Total capital loss carryforward	$ (294,625,375)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $85,806,930 and $132,958,233, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,280	$ 199
Class T	.25%	.25%	12,406	-
Class B	.75%	.25%	2,328	1,746
Class C	.75%	.25%	33,107	9,130
			$ 63,121	$ 11,075

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,056
Class T	1,157
Class B*	50
Class C*	567
$ 5,830

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,442.30
Class T	8,004.32
Class B	701.30
Class C	9,977.30
International Real Estate	533,984.30
Institutional Class	10,676.27
	$ 581,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $174 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,339. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, FMR reimbursed a portion of the fund's operating expenses during the period in the amount of $4,970.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 187,179	$ 172,173
Class T	65,518	50,314
Class B	3,710	5,555
Class C	59,254	50,764
International Real Estate	6,296,740	6,155,855
Institutional Class	146,129	59,668
Total	$ 6,758,530	$ 6,494,329
From net realized gain
Class A	$ 414,911	$ 314,199
Class T	167,858	95,309
Class B	16,133	14,984
Class C	231,539	122,968
International Real Estate	11,907,162	9,219,722
Institutional Class	264,929	99,644
Total	$ 13,002,532	$ 9,866,826

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	287,990	1,371,466	$ 2,941,886	$ 13,003,119
Reinvestment of distributions	52,782	49,316	523,243	436,835
Shares redeemed	(495,243)	(967,943)	(5,038,304)	(9,409,705)
Net increase (decrease)	(154,471)	452,839	$ (1,573,175)	$ 4,030,249
Class T
Shares sold	58,081	304,445	$ 587,966	$ 2,888,842
Reinvestment of distributions	21,965	15,671	216,331	136,967
Shares redeemed	(75,242)	(122,863)	(762,764)	(1,150,164)
Net increase (decrease)	4,804	197,253	$ 41,533	$ 1,875,645

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class B
Shares sold	2,523	13,231	$ 25,177	$ 124,395
Reinvestment of distributions	1,850	2,066	18,114	17,871
Shares redeemed	(4,050)	(25,020)	(40,230)	(238,871)
Net increase (decrease)	323	(9,723)	$ 3,061	$ (96,605)
Class C
Shares sold	151,723	484,045	$ 1,508,510	$ 4,575,568
Reinvestment of distributions	27,197	17,498	264,712	151,342
Shares redeemed	(204,156)	(192,159)	(2,042,772)	(1,818,767)
Net increase (decrease)	(25,236)	309,384	$ (269,550)	$ 2,908,143
International Real Estate
Shares sold	4,511,336	20,213,881	$ 46,327,382	$ 192,972,755
Reinvestment of distributions	1,734,135	1,655,369	17,353,307	14,646,693
Shares redeemed	(8,768,036)	(15,686,974)	(90,106,174)	(154,320,297)
Net increase (decrease)	(2,522,565)	6,182,276	$ (26,425,485)	$ 53,299,151
Institutional Class
Shares sold	220,700	1,045,311	$ 2,269,302	$ 10,362,559
Reinvestment of distributions	34,703	14,563	345,746	130,213
Shares redeemed	(439,709)	(317,798)	(4,494,893)	(3,193,565)
Net increase (decrease)	(184,306)	742,076	$ (1,879,845)	$ 7,299,207

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 16% of the outstanding shares of the fund.

Semiannual Report

Change in Independent Registered Public Accounting Firm

Based on the recommendation of the Audit Committee of Fidelity International Real Estate Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended July 31, 2014. For the fiscal years ended July 31, 2013 and July 31, 2012, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AIREI-USAN-0314
1.843174.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2014